Commitments and Contingencies	12 Months Ended
Mar. 31, 2023
Commitments and Contingencies
Commitments and Contingencies

6. Commitments and Contingencies

Legal Matters

From time to time in the normal course of business, the Company is subject to various legal matters, such as threatened or pending claims or proceedings. There were no such material matters as of and for the fiscal years ended March 31, 2023 and 2022. The following lawsuit is currently pending against the Company:

A lawsuit demanding payment of the unpaid development fees by Freude Inc. is pending in Fukuoka District Court. It is still premature to determine the outcome of the lawsuit. The maximum potential loss if the Company loses the case is ¥13,027 thousand plus 14.6 per annum from February 1, 2019.

Indemnification

In the ordinary course of business, the Company often includes standard indemnification provisions in its arrangements with third parties. To date, the Company has not paid any material claims or been required to defend any material actions related to its indemnification obligations. However, the Company may record charges in the future as a result of these indemnification obligations.